UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2001

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	4646 Poplar Ave, Suite 344
		Memphis, TN  38117

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				Debra McAdoo
Title:			Chief Operating Officer/Compliance Officer
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
Debra McAdoo		Memphis, Tennessee		7/20/02

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		1
Form 13F Information Table Entry Total:	111
Form 13F Information Table Value Total:	84874

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.










FORM 13F INFORMATION TABLE








VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE (x$1000)
SHARES/PRN AMT
SH/PRN
PUT/CALL
INVSTMT DSCRETN
OTHER MNGRS
SOLE
SHARED
NONE
Abbott Laboratories
Common
002824100
301
8000
SH

Sole
None
8000
0
0
Akai Hldgs Ltd Ord
Common
G0116L107
1
435600
SH

Sole
None
435600
0
0
Akai Hldgs Ltd Ord
Common
G0116L107
29
9583600
SH

Other
01
0
0
9583600
American International Group
Common
026874107
1,157
16964
SH

Sole
None
16964
0
0
American International Group
Common
026874107
10
143
SH

Sole
None
0
0
143
American Mineral Fields Inc
Common
023925100
8
19000
SH

Sole
None
19000
0
0
AmSouth Bancorporation
Common
032165102
6,086
271919
SH

Sole
None
271919
0
0
AmSouth Bancorporation
Common
032165102
42
1871
SH

Sole
None
0
0
1871
Analogic Corp
Common
032657207
1,742
35400
SH

Sole
None
35400
0
0
Analogic Corp
Common
032657207
423
8600
SH

Sole
None
0
0
8600
AT&T
Common
001957109
1175
109784
SH

Sole
None
109784
0
0
AT&T
Common
001957109
216
20200
SH

Other
01
0
0
20200
Avery Dennison Corp Delaware
Common
053611109
377
6000
SH

Sole
None
6000
0
0
Bank Of America Corp
Common
060505104
233
3318
SH

Sole
None
3318
0
0
Bell South Corp
Common
079860102
206
6539
SH

Sole
None
6539
0
0
Berkshire Hathaway Inc Del
Class A
084670108
200
3
SH

Sole
None
3
0
0
Blackrock Mun Targetterm Tr Inc
Common
09247M402
550
22
SH

Sole
None
22
0
0
Bp Amoco Plc Spon Adr
Sponsored ADR
055622104
321
6352
SH

Sole
None
6352
0
0
Carramerica Realty Corp 8.57%
Series B Pfd
144418209
658
26000
SH

Sole
None
26000
0
0
Cedara Software Corp
Common
150644102
10
10000
SH

Sole
None
10000
0
0
Chevrontexaco Corp
Common
166764100
1,009
11401
SH

Sole
None
11401
0
0
Cisco Systems Inc.
Common
17275R102
538
38600
SH

Sole
None
38600
0
0
Citigroup, Inc. Common
Common
172967101
6,709
173147
SH

Sole
None
173147
0
0
Citigroup, Inc. Common
Common
172967101
1,735
44784
SH

Other
01
0
0
44784
Clear Channel Communications
Common
184502102
1,041
32500
SH

Sole
None
32500
0
0
Clear Channel Jul 60
Call
1845029GL
-480
8000
SH

Sole
None
8000
0
0
Coca Cola Corporation
Common
191216100
402
7180
SH

Sole
None
7180
0
0
Colgate-Palmolive
Common
194162103
280
5600
SH

Sole
None
5600
0
0
Compucredit Corp.
Common
20478N100
322
47200
SH

Sole
None
47200
0
0
Compucredit Corp.
Common
20478N100
76
11100
SH

Other
01
0
0
11100
Conoco Inc Common   New
Common
208251504
300
10808
SH

Sole
None
10808
0
0
Delta Airlines
Common
247361108
1,590
79520
SH

Sole
None
79520
0
0
Delta Airlines
Common
247361108
650
32508
SH

Other
01
0
0
32508
Dole Foods
Common
256605106
2,796
96900
SH

Sole
None
96900
0
0
Dole Foods
Common
256605106
956
33150
SH

Other
01
0
0
33150
Du Pont E I De Nemours & Co
Common
263534109
228
5136
SH

Sole
None
5136
0
0
EMC Corp Mass
Common
268648102
89
11802
SH

Sole
None
11802
0
0
EMC Corp Mass
Common
268648102
147
19500
SH

Other
01
0
0
19500
Emc Jan 65 100 Emc+3 Mcdta+$
Call
2686489AM
100
1000
SH
Call
Sole
None
1,000
0
0
Emc Jan 70 100 Emc+3 Mcdta+$
Call
2686489AN
1040
20800
SH
Call
Sole
None
20,800
0
0
Emc Jan 75 100 Emc+3 Mcdta+$
Call
2686489AO
-1090
21800
SH
Call
Sole
None
21,800
0
0
Emerson Electric Co
Common
291011104
235
4400
SH

Sole
None
4400
0
0
Energy Developments Ltd
Common
Q3510X106
62
30000
SH

Sole
None
30000
0
0
Esc Seagate Technology
Common
811804988
0
56000
SH

Sole
None
56000
0
0
Esc Seagate Technology
Common
811804988
0
21100
SH

Other
01
0
0
21100
Exxon Mobil Corporation
Common
30231G102
688
16804
SH

Sole
None
16804
0
0
Exxon Mobil Corporation
Common
30231G102
61
1500
SH

Sole
None
0
0
1500
Freeport-Mcmoran Copper & Gold
Preferred
35671D865
939
83800
SH

Sole
None
83800
0
0
General Electric
Common
369604103
1,520
52313
SH

Sole
None
52313
0
0
General Electric
Common
369604103
49
1606
SH

Sole
None
0
0
1606
General Motors Class H
Class H
370442832
2,899
278740
SH

Sole
None
278740
0
0
General Motors Class H
Class H
370442832
405
38938
SH

Other
01
0
0
38938
Hanover Direct
Common
410783104
127
506000
SH

Other
01
0
0
506000
Hibernia Corp Cl A
Class A
428656102
416
21000
SH

Sole
None
21000
0
0
Industrias Penoles Sa De Cv Pr
Common
P55409141
169
84000
SH

Other
01
0
0
84000
Industrias Penoles Sa De Cv Pr
Common
P55409141
1246
619700
SH

Sole
None
619700
0
0
International Business Machine
Common
459200101
1,306
18142
SH

Sole
None
18142
0
0
International Business Machine
Common
459200101
30
410
SH

Other
01
0
0
610
Intrawest Corporation
Common
460915200
6,884
405400
SH

Sole
None
405400
0
0
Intrawest Corporation
Common
460915200
1,867
109976
SH

Other
01
0
0
109976
Johnson & Johnson
Common
478160104
497
9507
SH

Sole
None
9507
0
0
Johnson & Johnson
Common
478160104
33
638
SH

Other
01
0
0
638
Kerry Group Plc
Common
G52416107
2,635
178100
SH

Sole
None
178100
0
0
Kerry Group Plc
Common
G52416107
830
56100
SH

Other
01
0
0
56100
Merck & Co.
Common
589331107
982
19400
SH

Sole
None
19400
0
0
Merck & Co.
Common
589331107
684
13500
SH

Other
01
0
0
13500
Micron Tech Jan 115 (Leap 2003)
Call
5951139AC
-200
4000
SH
Call
Sole
None
4,000
0
0
Micron Tech Jan 60 (Leap 2003)
Call
5951139AL
-4800
32000
SH
Call
Sole
None
32,000
0
0
Micron Tech Jan 70 (Leap 2003)
Call
5951149AN
-5,240
52400
SH
Call
Sole
None
52,400
0
0
Micron Technology
Common
595112103
1,949
96400
SH

Sole
None
96400
0
0
Microsoft Corp
Common
594918104
265
4838
SH

Sole
None
4838
0
0
Microsoft Corp
Common
594918104
14
256
SH

Other
01
0
0
256
Morgan J P & Co Inc
Common
616880100
289
8510
SH

Sole
None
8510
0
0
Morgan Stanley Dean Witter & Co
Common
617446448
284
6600
SH

Sole
None
6600
0
0
Murphy Oil Corp
Common
626717102
237
2878
SH

Sole
None
2878
0
0
Nippon Telegraph & Telephone
Common
654624105
3968
192700
SH

Sole
None
192700
0
0
Nippon Telegraph & Telephone
Common
654624105
1,936
94050
SH

Other
01
0
0
94050
Orkla A/S Nok25 Ser A
Series A
R67787102
623
32240
SH

Sole
None
32240
0
0
Parkway Properties Inc
Common
70159Q104
584
16050
SH

Sole
None
16050
0
0
Petrochina
Common
71646E100
7,127
324550
SH

Sole
None
324550
0
0
Petrochina
Common
71646E100
1,793
81649
SH

Other
01
0
0
81649
Pfizer Inc.
Common
717081103
393
11218
SH

Sole
None
11218
0
0
Regent Comm Inc Del
Common
758865109
282
40000
SH

Sole
None
40000
0
0
Sabine Royalty Tr Unit Ben Int
Unit Ben Int
785688102
741
32552
SH

Sole
None
32552
0
0
Sabre Group Holdings Class A
Class A
785905100
387
10813
SH

Sole
None
10813
0
0
Saks Inc
Common
79377W108
260
20227
SH

Sole
None
20227
0
0
SAP AG DEM5
Common
D66992104
299
3030
SH

Sole
None
3030
0
0
Sealed Air Corp.
Common
81211K100
410
10193
SH

Sole
None
10193
0
0
Signet Group Plc Spons Adr
Sponsored ADR
82668L872
415
9400
SH

Sole
None
9400
0
0
SpatiaLight, Inc.
Common
847248101
1,328
379295
SH

Other
01
0
0
379295
Sun Microsystems Inc.
Common
866810104
82
16400
SH

Sole
None
16400
0
0
Sun Microsystems Inc.
Common
866810104
152
30300
SH

Other
01
0
0
30300
Swisscom American Depositary S
Sponsored ADR
871013108
624
21500
SH

Sole
None
21500
0
0
Swisscom American Depositary S
Sponsored ADR
871013108
160
5500
SH

Other
01
0
0
5500
Teppco Partners Limited Partners
Unit Ltd Partn
872384102
256
8000
SH

Sole
None
8000
0
0
The Mony Group Inc.
Common
615337102
6,086
178950
SH

Sole
None
178950
0
0
The Mony Group Inc.
Common
615337102
1,126
33100
SH

Other
01
0
0
33100
Timberwest Fst Corp Stapled Ut
Unit
887147205
277
30000
SH

Sole
None
30000
0
0
Trustmark Corp
Common
898402102
2,382
93246
SH

Sole
None
93246
0
0
U S A Networks Inc
Common
902984103
235
10000
SH

Sole
None
10000
0
0
Union Planters Corp
Common
908068109
253
7809
SH

Sole
None
7809
0
0
United Technologies Corp
Common
913017109
539
7932
SH

Sole
None
7932
0
0
Walgreens
Common
931422109
409
10584
SH

Sole
None
10584
0
0
Wal-Mart Stores Inc
Common
931142103
345
6265
SH

Sole
None
6265
0
0
Waste Management Inc
Common
94106L109
993
38100
SH

Sole
None
38100
0
0
Waste Management Inc.
Common
94106L109
576
22100
SH

Other
01
0
0
22100
Wyeth
Common
983024100
288
5616
SH

Sole
None
5616
0
0


84874